COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2019 USD ($) installment	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Approximate Amount of Lien by Lessor			$ 5,000
Purchase Obligation			$ 23,020
Maximum Amount Of Royalties To Be Paid Out Of Research And Development Grants Received			100.00%
Operating Leases, Rent Expense, Sublease Rentals			$ 1,359	$ 1,315	$ 1,183
Loss Contingency, Damages Sought, Value		$ 21
Royalty Buyout Agreement [Member]
Accrued Royalties	$ 49,008
Number of annual installments | installment	3
Installment amount	$ 32,178
Installment amount paid	$ 10,700,000
Royalty Agreement Terms [Member]
Contractual Obligation			$ 16,468	$ 16,159
Product Manufacturing In Israel [Member] | Minimum [Member]
Rate Of Royalties Payable As Percentage On Sales			1.30%
Product Manufacturing In Israel [Member] | Maximum [Member]
Rate Of Royalties Payable As Percentage On Sales			5.00%